File Numbers:

811-21576

333-115091

United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 17                                   X

and

THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 17                                   X

Stock Dividend Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

8150 N. Central Expressway  #M1120

Dallas, Texas 75206

(Address of Principal Executive Offices)

214-360-7418

(Registrant Telephone Number)

Laura S. Adams

8150 N. Central Expressway #M1120

Dallas, Texas  75206

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)

[ ] on November 15, 2012 pursuant to paragraph (a) of rule 485

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Stock Dividend Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas on the 24th day of January, 2017.

Stock Dividend Fund, Inc.                  By: /s/ Laura S. Adams

                                           ------------------------

                                           Laura S. Adams, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                       Title                        Date

By: /s/ Laura S. Adams           President, Treasurer,       1/24/17

----------------------           Secretary and Director

Laura S. Adams

By: /s/ Yolawnde F. Malone       Director                    1/24/17

--------------------------

Yolawnde F. Malone

By: /s/ Vicky L. Hubbard         Director                    1/24/17

------------------------

Vicky L. Hubbard

By: /s/ Melissa D. Gordon, M.D.  Director                    1/24/17

------------------------

Melissa D. Gordon, M.D.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase